LEASING - Nature of the Group's leasing activities by type of right-of-use asset recognized on the balance sheet (Details)	12 Months Ended
Dec. 31, 2020 Asset lease
Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	10
Average remaining lease term	2 years 7 months 6 days
No. of leases with extension options	10
No. of leases with options to purchase	0
No. of leases with termination options	8
Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
No. of right-of-use assets leased | Asset	15
Average remaining lease term	1 year 2 months 12 days
No. of leases with extension options	15
No. of leases with options to purchase	0
No. of leases with termination options	15
Minimum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Minimum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	0 years
Maximum | Land and buildings
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	7 years
Maximum | Other plant and operating equipment
Disclosure of quantitative information about right-of-use assets [line items]
Range of remaining term	5 years